ROYALTY, STREAM AND OTHER INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
ROYALTY, STREAM AND OTHER INTERESTS
Summary of royalty, stream and other interests

As at and for the year ended December 31, 2021:

		Cost			Accumulated Depletion
			Additions/				Inventory			Carrying
	Country	Opening	(Disposals)	Ending	Opening	Depletion	Adjustment	Disposals	Ending	Amount
		$	$	$	$	$	$	$	$	$
Beta Hunt	AUS	9,421	—	9,421	(4,763)	(714)	—	—	(5,477)	3,944
Camino Rojo	MEX	40,173	22	40,195	—	(69)	—	—	(69)	40,126
Cerro Blanco	GTM	16,069	—	16,069	—	—	—	—	—	16,069
Cerro Casale	CHL	7,053	—	7,053	—	—	—	—	—	7,053
Converse	USA	10,039	—	10,039	—	—	—	—	—	10,039
DeLamar	USA	9,068	—	9,068	—	—	—	—	—	9,068
El Mochito	HON	7,734	3,410	11,144	(2,638)	(1,348)	(68)	—	(4,054)	7,090
Florida Canyon	USA	12,823	—	12,823	(2,901)	(808)	—	—	(3,709)	9,114
Gemfield	USA	8,799	—	8,799	—	—	—	—	—	8,799
Hope Bay	CAN	63,324	(40,019)	23,305	(3,621)	(389)	—	1,502	(2,508)	20,797
Karma	BFA	20,080	—	20,080	(6,054)	(1,648)	—	—	(7,702)	12,378
La Colorada	MEX	17,400	—	17,400	(4,433)	(854)	—	—	(5,287)	12,113
McCoy-Cove	USA	18,553	—	18,553	—	—	—	—	—	18,553
Moose River	CAN	3,700	—	3,700	(2,387)	(535)	—	—	(2,922)	778
Moss	USA	20,283	—	20,283	(5,097)	(1,993)	(151)	—	(7,241)	13,042
Mt Carlton	AUS	9,436	—	9,436	(6,742)	(1,528)	—	—	(8,270)	1,166
Omolon	RUS	10,093	23,806	33,899	(3,492)	(6,303)	—	—	(9,795)	24,104
San Jose	MEX	5,500	—	5,500	(2,893)	(934)	—	—	(3,827)	1,673
Silvertip	CAN	4,340	—	4,340	(454)	—	—	—	(454)	3,886
Vivien	AUS	3,301	—	3,301	(2,847)	(219)	—	—	(3,066)	235
Other	Various	100,769	9,860	110,629	(15,426)	(323)	—	—	(15,749)	94,880
Total(1)		397,958	(2,921)	395,037	(63,748)	(17,665)	(219)	1,502	(80,130)	314,907
(1)	Royalty, stream and other interests include non-depletable assets of $80.3 million and depletable assets of $234.5 million.

As at and for the year ended December 31, 2020:

		Cost			Accumulated Depletion
			Additions/						Carrying
	Country	Opening	(Disposals)	Ending	Opening	Depletion	Disposals	Ending	Amount
		$	$	$	$	$	$	$	$
Beta Hunt	AUS	14,875	(5,454)	9,421	(6,638)	(706)	2,581	(4,763)	4,658
Camino Rojo	MEX	—	40,173	40,173	—	—	—	—	40,173
Cerro Blanco	GTM	—	16,069	16,069	—	—	—	—	16,069
Cerro Casale	CHL	7,053	—	7,053	—	—	—	—	7,053
Converse	USA	10,039	—	10,039	—	—	—	—	10,039
DeLamar	USA	9,068	—	9,068	—	—	—	—	9,068
El Mochito	HON	7,710	24	7,734	(1,516)	(1,122)	—	(2,638)	5,096
Florida Canyon	USA	12,823	—	12,823	(2,189)	(712)	—	(2,901)	9,922
Gemfield	USA	8,799	—	8,799	—	—	—	—	8,799
Hope Bay	CAN	63,324	—	63,324	(1,950)	(1,671)	—	(3,621)	59,703
Karma	BFA	20,080	—	20,080	(4,062)	(1,992)	—	(6,054)	14,026
La Colorada	MEX	17,400	—	17,400	(3,262)	(1,171)	—	(4,433)	12,967
McCoy-Cove	USA	18,553	—	18,553	—	—	—	—	18,553
Moose River	CAN	3,700	—	3,700	(1,544)	(843)	—	(2,387)	1,313
Moss	USA	20,283	—	20,283	(1,617)	(3,480)	—	(5,097)	15,186
Mt Carlton	AUS	9,436	—	9,436	(4,638)	(2,104)	—	(6,742)	2,694
Omolon	RUS	10,076	17	10,093	(399)	(3,093)	—	(3,492)	6,601
San Jose	MEX	5,500	—	5,500	(2,302)	(591)	—	(2,893)	2,607
Silvertip	CAN	4,340	—	4,340	(454)	—	—	(454)	3,886
Vivien	AUS	3,301	—	3,301	(2,593)	(254)	—	(2,847)	454
Other	Various	83,375	17,394	100,769	(15,166)	(260)	—	(15,426)	85,343
Total(1)		329,735	68,223	397,958	(48,330)	(17,999)	2,581	(63,748)	334,210
(1)	Royalty, stream and other interests include non-depletable assets of $76.0 million and depletable assets of $258.2 million.